Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - Assessment of fair value of identifiable assets acquired and liabilities assumed (Details) - EUR (€)
€ in Millions
12 Months Ended
	Oct. 04, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Effects resulting from business combinations		€ (27)	€ 97
Groupama Banque [member]
Disclosure of detailed information about business combination [line items]
Effects resulting from business combinations	€ 70	€ (27)	€ 97